Share-Based Compensation Long Term Incentive Plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended						1 Months Ended		0 Months Ended	11 Months Ended	12 Months Ended
	Apr. 03, 2014	Apr. 25, 2013	Apr. 24, 2013	Jun. 14, 2012	Jun. 13, 2012	Nov. 22, 2011	Feb. 28, 2014	Feb. 28, 2013	Feb. 15, 2012	Nov. 22, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Taxes withheld and paid on employees' restricted share awards											8	14	0
PLC Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Shares Granted for PLC LTIP						22,977,116				22,977,116	18,900,000
RSU Share-based Compensation Expense											76	46	20
RSU Share-based Compensation Expense, Net of Tax											58	35	15
RSU Awards, Total Compensation Cost Not yet Recognized											69
RSU Awards, Total Compensation Cost Not yet Recognized, Period for Recognition											2 years 0 months
Taxes withheld and paid on employees' restricted share awards											8	3	0
PLC Long Term Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance-Based Awards Payout % Range									0.00%
PLC Long Term Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance-Based Awards Payout % Range									200.00%
PLC Long Term Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LTIP Shares Granted	24,144	37,674		64,459		51,003	800,000	1,450,000	1,880,000		1,278,000	1,526,000	1,953,000
Fair Value of LTIP Grant Date Fair Value	2	2		2			53	60	59	1
RSU's, Issued in Period, Gross			64,713		51,003		365,930	218,070
Fair Value RSU’s Vested Date Fair Value			$ 3		$ 1		$ 23	$ 9
RSU's, Used to Pay Witholding Taxes			(7,691)		(1,020)		(131,913)	(78,692)
Time-Based Awards % Granted For Officers									25.00%
Time-Based Awards % Granted For Executives									50.00%
Performance-Based Awards % Granted For Officers									75.00%
Performance-Based Awards % Granted For Executives									50.00%